Risk/Return Summary - FidelityLimitedTermGovernmentFund-PRO - FidelityLimitedTermGovernmentFund-PRO - Fidelity Limited Term Government Fund	Jan. 28, 2023
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Limited Term Government Fund January 28, 2023 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses